245 Summer Street

Fidelity® Investments

Boston, MA 02210

June 5, 2017

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:	Fidelity Puritan Trust (the trust): File Nos. 002-11884 and 811-00649 Fidelity Low-Priced Stock K6 Fund Fidelity Value Discovery K6 Fund (the fund(s))

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Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Statement of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Jonathan Davis

Jonathan Davis

Assistant Treasurer of the Trust